 Nationwide(R) VL
Separate Account-C
December 31, 2000


[The BEST of AMERICA LOGO]
        America's FUTURE Life Series(SM)



                                                                            2000
                                                                   ANNUAL REPORT

--------------------------------------------------------------------------------

                                                 [NATIONWIDE LOGO]

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio


VLOB - 0173 - D (12/00)

                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                            [PHOTO OF JOSEPH GASPER]

                               PRESIDENT'S MESSAGE


We are pleased to bring you the 2000 annual report of the Nationwide VL Separate Account-C.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 36. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

                       NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

Assets:

  Investments at fair value:

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      940,766 shares (cost $7,315,502) .........................................................     $  6,688,846

    American Century VP - American Century VP International (ACVPInt)
      910,589 shares (cost $10,061,907) ........................................................        9,315,330

    American Century VP - American Century VP Value (ACVPValue)
      164,399 shares (cost $937,282) ...........................................................        1,096,543

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
      8,701 shares (cost $338,816) .............................................................          299,940

    Dreyfus Stock Index Fund (DryStkIx)
      1,387,094 shares (cost $51,425,287) ......................................................       47,161,183

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      56 shares (cost $828) ....................................................................              843

    Dreyfus VIF - Appreciation Portfolio (DryVApp)
      80,825 shares (cost $3,209,168) ..........................................................        3,144,916

    Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
      23,661 shares (cost $245,327) ............................................................          253,645

    Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
      97,811 shares (cost $2,335,421) ..........................................................        2,489,281

    Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
      549,041 shares (cost $26,928,138) ........................................................       23,883,282

    Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
      244,440 shares (cost $2,459,823) .........................................................        1,992,190

    Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
      171,302 shares (cost $3,917,265) .........................................................        3,415,771

    Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
      240,261 shares (cost $6,290,167) .........................................................        5,686,980

    Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
      126,043 shares (cost $2,575,161) .........................................................        2,230,955

    Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
      186,709 shares (cost $1,441,764) .........................................................        1,222,941

    Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)
      14,522 shares (cost $506,583) ............................................................          444,944

    Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
      133,106 shares (cost $1,373,220) .........................................................        1,329,728

    Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      146,030 shares (cost $3,292,182) .........................................................        2,143,727

                                  (continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Nationwide SAT - Equity Income Fund - Federated (NSATEqFED)
      21,037 shares (cost $283,157) ............................................................          252,228

    Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
      88,222 shares (cost $1,183,197) ..........................................................        1,027,786

    Nationwide SAT - Government Bond Fund (NSATGvtBd)
      1,343,294 shares (cost $14,614,328) ......................................................       15,367,285

    Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
      180,203 shares (cost $1,642,495) .........................................................        1,420,003

    Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
    (formerly NSAT - Strategic Growth Fund)
      69,723 shares (cost $1,457,197) ..........................................................        1,159,493

    Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
      86,163 shares (cost $1,160,671) ..........................................................        1,167,515

    Nationwide SAT - Money Market Fund (NSATMMkt)
      67,043,151 shares (cost $67,043,151) .....................................................       67,043,151

    Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
      360,089 shares (cost $3,364,259) .........................................................        3,341,624

    Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
      144,798 shares (cost $1,839,046) .........................................................        2,351,522

    Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
      282,799 shares (cost $2,866,968) .........................................................        2,460,350

    Nationwide SAT - Small Company Fund (NSATSmCo)
      292,543 shares (cost $6,616,031) .........................................................        5,850,856

    Nationwide SAT - Strategic Value Fund (NSATStrVal)
      27 shares (cost $263) ....................................................................              266

    Nationwide SAT - Total Return Fund (NSATTotRtn)
      16,616 shares (cost $270,664) ............................................................          193,411

    Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
      77,480 shares (cost $1,229,002) ..........................................................        1,234,252

    Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCapG)
      78,321 shares (cost $2,102,013) ..........................................................        1,760,650

    Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
      124,061 shares (cost $2,043,141) .........................................................        2,006,062

    Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA)
      96,824 shares (cost $8,692,485) ..........................................................        6,852,261

    Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA)
      125,108 shares (cost $6,057,721) .........................................................        5,833,793

    Oppenheimer - Global Securities Fund/VA (OppGlSecVA)
      1 shares (cost $14) ......................................................................               14

    Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA)
      25,630 shares (cost $585,931) ............................................................          544,886

                       NATIONWIDE VL SEPARATE ACCOUNT - C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Strong Opportunity Fund II, Inc. (StOpp2)
      20,042 shares (cost $459,970) ............................................................          479,812

    The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
    (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
      90,543 shares (cost $637,484) ............................................................          625,654

    The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
    (formerly Van Kampen American Capital LIT - Morgan Stanley - U.S. Real Estate Portfolio)
      37,183 shares (cost $419,766) ............................................................          427,975

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
      110,057 shares (cost $1,222,713) .........................................................          912,376

    Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
      42,661 shares (cost $460,650) ............................................................          514,919

    Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
      80,140 shares (cost $1,459,971) ..........................................................        1,091,511

    Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
      28,071 shares (cost $386,797) ............................................................          301,202

    Warburg Pincus Trust - Value Portfolio (WPTValue)
      22,101 shares (cost $254,411) ............................................................          280,457
                                                                                                     ------------
        Total investments ......................................................................      237,302,359
  Accounts receivable ..........................................................................           74,557
                                                                                                     ------------
        Total assets ...........................................................................      237,376,916

ACCOUNTS PAYABLE ...............................................................................             --
                                                                                                     ------------
CONTRACT OWNERS' EQUITY (NOTE 6) ...............................................................     $237,376,916
                                                                                                     ============




See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                    TOTAL                                    ACVPINCGR
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $   4,753,450      1,347,823      167,299        32,482           165        2,209
  Mortality and expense risk charges (note 3) .       (673,704)      (268,225)     (23,151)      (19,811)       (8,955)        (336)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................      4,079,746      1,079,598      144,148        12,671        (8,790)       1,873
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......    108,103,622    103,737,887    3,278,422     4,964,907     1,354,371       18,460
  Cost of mutual fund shares sold .............   (102,906,446)   (99,106,410)  (3,254,787)   (4,730,136)   (1,249,864)     (16,283)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......      5,197,176      4,631,477       23,635       234,771       104,507        2,177
  Change in unrealized gain (loss)
    on investments ............................    (26,383,622)     8,306,165    2,372,478    (1,155,812)      474,730       54,426
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............    (21,186,446)    12,937,642    2,396,113      (921,041)      579,237       56,603
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................      5,705,693      1,145,941       23,462            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $ (11,401,007)    15,163,181    2,563,723      (908,370)      570,447       58,476
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                ACVPINT                                   ACVPVALUE
                                                 --------------------------------------  ------------------------------------------
                                                     2000           1999         1998         2000           1999           1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        4,738            --          --   $         599          1,471           --
  Mortality and expense risk charges (note 3) .      (18,343)       (6,057)       (196)         (2,733)          (979)         (77)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................      (13,605)       (6,057)       (196)         (2,134)           492          (77)
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......    1,901,393     1,371,292          --       1,002,500        531,207          960
  Cost of mutual fund shares sold .............   (1,260,492)   (1,113,862)         --        (958,894)      (559,656)        (886)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......      640,901       257,430          --          43,606        (28,449)          74
  Change in unrealized gain (loss)
    on investments ............................   (1,710,454)      933,102      30,775         155,813         (1,755)       5,204
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............   (1,069,553)    1,190,532      30,775         199,419        (30,204)       5,278
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................       70,841            --          --           1,532         13,940           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   (1,012,317)    1,184,475      30,579   $     198,817        (15,772)       5,201
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                DRYSRGR                                    DRYSTKIX
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        2,483            13           13        400,189       258,829      16,440
  Mortality and expense risk charges (note 3) .       (1,579)         (448)          (5)      (154,372)      (81,140)     (4,323)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................          904          (435)           8        245,817       177,689      12,117
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......    1,121,290       224,745          403     12,382,303     3,342,223      74,709
  Cost of mutual fund shares sold .............   (1,101,514)     (218,557)        (360)   (10,633,170)   (2,441,535)    (68,241)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......       19,776         6,188           43      1,749,133       900,688       6,468
  Change in unrealized gain (loss)
    on investments ............................      (49,091)        9,379          836     (7,755,974)    2,590,489     901,380
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............      (29,315)       15,567          879     (6,006,841)    3,491,177     907,848
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --         3,622          287        746,066       210,845       4,384
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      (28,411)       18,754        1,174     (5,014,958)    3,879,711     924,349
                                                 ===========   ===========   ==========    ===========    ==========     =======

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  DRYEUROEQ                                 DRYVAPP
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $           2            602           --        20,534         7,948        1,424
  Mortality and expense risk charges (note 3) .           (614)           (35)          --        (9,305)       (4,651)        (168)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................           (612)           567           --        11,229         3,297        1,256
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,304,301             18           --     1,181,872     1,453,876       18,997
  Cost of mutual fund shares sold .............     (1,307,369)           (18)          --    (1,115,235)   (1,373,176)     (16,543)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         (3,068)            --           --        66,637        80,700        2,454
  Change in unrealized gain (loss)
    on investments ............................         (6,581)         6,597           --      (116,656)       28,294       24,110
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............         (9,649)         6,597           --       (50,019)      108,994       26,564
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................            146          2,828           --        34,968         5,329           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $     (10,115)         9,992           --        (3,822)      117,620       27,820
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                               FEDQUALBD2                                 FIDVEQINS
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998         2000           1999           1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................          189            --          --   $      10,995            148           --
  Mortality and expense risk charges (note 3) .         (677)           --          --          (8,586)        (1,161)          (7)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................         (488)           --          --           2,409         (1,013)          (7)
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      507,420            --          --       3,303,921        599,706          238
  Cost of mutual fund shares sold .............     (487,427)           --          --      (3,328,230)      (623,654)        (216)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       19,993            --          --         (24,309)       (23,948)          22
  Change in unrealized gain (loss)
    on investments ............................        8,318            --          --         109,215         43,792          853
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............       28,311            --          --          84,906         19,844          875
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................           --            --          --          42,410            327           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       27,823            --          --   $     129,725         19,158          868
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                 FIDVGRS                                  FIDHIINS
                                                 ---------------------------------------   --------------------------------------
                                                     2000           1999         1998           2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        9,556         2,889           --        129,079        96,332          --
  Mortality and expense risk charges (note 3) .      (57,953)      (19,541)        (835)        (8,535)       (8,494)       (736)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................      (48,397)      (16,652)        (835)       120,544        87,838        (736)
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......    2,796,185     2,813,504       10,989      1,454,852     5,782,461      26,665
  Cost of mutual fund shares sold .............   (2,437,771)   (2,273,564)     (10,235)    (1,637,244)   (5,756,236)    (25,810)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......      358,414       539,940          754       (182,392)       26,225         855
  Change in unrealized gain (loss)
    on investments ............................   (4,688,043)    1,464,627      178,559       (504,686)      (19,736)     56,789
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............   (4,329,629)    2,004,567      179,313       (687,078)        6,489      57,644
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................    1,140,977       181,621           --             --         3,601          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   (3,237,049)    2,169,536      178,478       (566,534)       97,928      56,908
                                                 ===========   ===========   ==========    ===========    ==========     =======


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   FIDVOVSES                                FIDVCONS
                                                 ------------------------------------------  ---------------------------------------
                                                     2000            1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $      22,282         10,719           --        13,786         6,774           --
  Mortality and expense risk charges (note 3) .        (12,896)        (3,409)        (415)      (20,842)      (10,620)        (860)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................          9,386          7,310         (415)       (7,056)       (3,846)        (860)
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      2,412,124      1,042,748       35,291     2,649,583     2,968,067       24,885
  Cost of mutual fund shares sold .............     (2,569,391)      (902,237)     (31,093)   (2,551,141)   (2,563,227)     (23,083)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......       (157,267)       140,511        4,198        98,442       404,840        1,802
  Change in unrealized gain (loss)
    on investments ............................       (744,961)       194,669       48,798    (1,030,099)      221,798      205,114
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............       (902,228)       335,180       52,996      (931,657)      626,638      206,916
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................        144,214         17,288           --       500,421        49,679           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (748,628)       359,778       52,581      (438,292)      672,471      206,056
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                              FIDVGROPS                                 JANAGLTCHS
                                                 --------------------------------------  ------------------------------------------
                                                     2000           1999         1998         2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       31,207         3,879          --   $       7,425             --           --
  Mortality and expense risk charges (note 3) .       (9,383)       (5,343)       (220)         (1,136)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................       21,824        (1,464)       (220)          6,289             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......    2,118,365     2,065,595       3,540          29,242             --           --
  Cost of mutual fund shares sold .............   (2,342,712)   (2,005,010)     (3,522)        (36,949)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......     (224,347)       60,585          18          (7,707)            --           --
  Change in unrealized gain (loss)
    on investments ............................     (404,871)       18,884      41,781        (218,823)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............     (629,218)       79,469      41,799        (226,530)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................      164,127         7,581          --              --             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (443,267)       85,586      41,579   $    (220,241)            --           --
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                JANAINTGRS                                NSATBALJPM
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       11,274            --           --         29,332        23,069         579
  Mortality and expense risk charges (note 3) .         (393)           --           --         (3,937)       (2,415)        (39)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................       10,881            --           --         25,395        20,654         540
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......        4,660            --           --        472,739       547,597      10,977
  Cost of mutual fund shares sold .............       (5,251)           --           --       (507,916)     (547,511)    (10,455)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......         (591)           --           --        (35,177)           86         522
  Change in unrealized gain (loss)
    on investments ............................      (61,639)           --           --         (6,347)      (38,013)        868
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............      (62,230)           --           --        (41,524)      (37,927)      1,390
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --            --           --             --           106         221
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      (51,349)           --           --        (16,129)      (17,167)      2,151
                                                 ===========   ===========   ==========    ===========    ==========     =======

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  NSATCAPAP                                  NSATEQFED
                                                 ------------------------------------------  ---------------------------------------
                                                     2000            1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       4,216         11,330          864         2,217           373           --
  Mortality and expense risk charges (note 3) .         (9,916)        (5,775)        (308)         (914)         (518)          --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................         (5,700)         5,555          556         1,303          (145)          --
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,603,809      1,154,145       39,188       189,607       212,638           --
  Cost of mutual fund shares sold .............     (1,821,336)    (1,109,478)     (35,989)     (185,952)     (204,435)          --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......       (217,527)        44,667        3,199         3,655         8,203           --
  Change in unrealized gain (loss)
    on investments ............................     (1,010,651)      (170,272)      32,468       (35,292)        4,363           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............     (1,228,178)      (125,605)      35,667       (31,637)       12,566           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................        475,343        154,726       11,909            --            44           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (758,535)        34,676       48,132       (30,334)       12,465           --
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                NSATGLOB50                                NSATGVTBD
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998          2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        6,900           757           5   $     974,327        313,001        7,625
  Mortality and expense risk charges (note 3) .       (3,974)       (1,632)         (3)        (44,858)       (17,310)        (306)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................        2,926          (875)          2         929,469        295,691        7,319
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      829,525       111,896          43      11,320,575      5,092,894        1,249
  Cost of mutual fund shares sold .............     (787,449)     (112,521)        (37)    (11,335,847)    (5,283,703)      (1,246)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       42,076          (625)          6         (15,272)      (190,809)           3
  Change in unrealized gain (loss)
    on investments ............................     (228,343)       72,567         365         992,971       (231,270)      (8,745)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............     (186,267)       71,942         371         977,699       (422,079)      (8,742)
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................       34,720        34,111          17              --         14,887        2,401
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (148,621)      105,178         390   $   1,907,168       (111,501)         978
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                NSATHIIFED                               NSATMCPSTR
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      137,254        21,764        1,789             --            --          --
  Mortality and expense risk charges (note 3) .       (5,062)       (1,034)         (86)        (4,706)         (609)         --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................      132,192        20,730        1,703         (4,706)         (609)         --
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......      308,027       932,935       17,430        883,876       200,383          --
  Cost of mutual fund shares sold .............     (325,244)     (944,309)     (16,738)      (777,237)     (164,475)         --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......      (17,217)      (11,374)         692        106,639        35,908          --
  Change in unrealized gain (loss)
    on investments ............................     (218,826)       (6,600)       2,935       (405,858)      108,153          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............     (236,043)      (17,974)       3,627       (299,219)      144,061          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --           114           --         43,306        47,618          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (103,851)        2,870        5,330       (260,619)      191,070          --
                                                 ===========   ===========   ==========    ===========    ==========     =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  NSATMCIxDR                                 NSATMMkt
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999         1998
                                                      ----           ----          ----          ----          ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       6,984            316            4     2,581,453       521,656      116,826
  Mortality and expense risk charges (note 3) .         (3,987)          (117)          (3)     (164,329)      (43,048)     (10,114)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................          2,997            199            1     2,417,124       478,608      106,712
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......        745,622          5,855           44    30,511,788    50,454,233    2,917,122
  Cost of mutual fund shares sold .............       (666,585)        (5,621)         (37)  (30,511,788)  (50,454,233)  (2,917,122)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         79,037            234            7            --            --           --
  Change in unrealized gain (loss)
    on investments ............................         13,660         (7,207)         390            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............         92,697         (6,973)         397            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................         44,858         36,162           --            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $     140,552         29,388          398     2,417,124       478,608      106,712
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                NSATMBdMAS                               NSATSmCapG
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998         2000           1999          1998
                                                     ----          ----          ----         ----           ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $   183,261        24,983       3,801              --             --           --
  Mortality and expense risk charges (note 3) .      (10,453)       (1,562)       (203)         (3,530)           (71)          --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................      172,808        23,421       3,598          (3,530)           (71)          --
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      958,146       841,356       2,882       1,243,244         15,367           --
  Cost of mutual fund shares sold .............     (955,921)     (855,987)     (2,846)     (1,377,339)       (14,874)          --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......        2,225       (14,631)         36        (134,095)           493           --
  Change in unrealized gain (loss)
    on investments ............................      (19,870)       (3,411)        646        (490,390)     1,002,866           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............      (17,645)      (18,042)        682        (624,485)     1,003,359           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................           --            --         233          49,089        100,381           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $   155,163         5,379       4,513        (578,926)     1,103,669           --
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                NSATSmCapV                                 NSATSmCo
                                                 ---------------------------------------   --------------------------------------
                                                        2000          1999         1998           2000          1999        1998
                                                        ----          ----         ----           ----          ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $        --            --           --          1,182            --          --
  Mortality and expense risk charges (note 3) .       (5,039)       (4,239)        (251)       (19,710)       (4,937)       (266)
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Net investment income .....................       (5,039)       (4,239)        (251)       (18,528)       (4,937)       (266)
                                                 ------------  ------------  -----------   ------------   -----------    --------

  Proceeds from mutual funds shares sold ......      952,195     2,760,638          749      3,259,336     1,138,531       4,791
  Cost of mutual fund shares sold .............     (880,184)   (2,545,807)        (617)    (2,551,244)   (1,004,382)     (4,712)
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Realized gain (loss) on investments .......       72,011       214,831          132        708,092       134,149          79
  Change in unrealized gain (loss)
    on investments ............................     (403,496)      (51,260)      48,137     (1,265,645)      455,234      45,235
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Net gain (loss) on investments ............     (331,485)      163,571       48,269       (557,553)      589,383      45,314
                                                 ------------  ------------  -----------   ------------   -----------    --------
  Reinvested capital gains ....................      429,516        85,300           --        966,316       101,040          --
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       92,992       244,632       48,018        390,235       685,486      45,048
                                                 ============  ============  ===========   ============   ===========    ========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                    NSATStrVal                                NSATTotRtn
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998         2000           1999         1998
                                                      ----           ----          ----         ----           ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $         927          2,521          697         1,507           254          262
  Mortality and expense risk charges (note 3) .           (860)          (791)        (234)         (904)         (440)         (78)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................             67          1,730          463           603          (186)         184
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,720,575        649,774        5,193       686,319       474,916          975
  Cost of mutual fund shares sold .............     (1,722,605)      (613,244)      (5,131)     (682,819)     (456,195)        (930)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         (2,030)        36,530           62         3,500        18,721           45
  Change in unrealized gain (loss)
    on investments ............................        (14,011)       (27,585)      41,599       (74,582)       (8,571)       5,900
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............        (16,041)         8,945       41,661       (71,082)       10,150        5,945
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................             --         14,264           --        70,683         5,178        4,010
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $     (15,974)        24,939       42,124           204        15,142       10,139
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                 NBAMTGuard                             NBAMTMCapG
                                                 ------------------------------------  ------------------------------------------
                                                     2000         1999         1998         2000           1999           1998
                                                     ----         ----         ----         ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $     4,952        6,081         --              --             --           --
  Mortality and expense risk charges (note 3) .       (2,856)      (5,563)      (837)         (6,306)        (6,075)        (620)
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Net investment income .....................        2,096          518       (837)         (6,306)        (6,075)        (620)
                                                 -----------   ----------   --------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      463,813    2,794,209      7,799       1,275,884      3,339,559        4,507
  Cost of mutual fund shares sold .............     (439,048)  (2,473,838)    (7,186)       (939,051)    (2,733,204)      (4,091)
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       24,765      320,371        613         336,833        606,355          416
  Change in unrealized gain (loss)
    on investments ............................      (34,217)    (123,751)   163,218        (533,085)       (40,284)     232,006
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Net gain (loss) on investments ............       (9,452)     196,620    163,831        (196,252)       566,071      232,422
                                                 -----------   ----------   --------   -------------   ------------   ----------
  Reinvested capital gains ....................           --           --         --             442         33,171           --
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (7,356)     197,138    162,994        (202,116)       593,167      231,802
                                                 ===========   ==========   ========   =============   ============   ==========

                                                                NBAMTParT                               OppAggGrVA
                                                 ---------------------------------------  ------------------------------------
                                                     2000          1999          1998         2000         1999         1998
                                                     ----          ----          ----         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $     6,994         4,324           --            --           --         --
  Mortality and expense risk charges (note 3) .       (5,865)       (3,280)        (180)      (19,795)      (4,564)      (320)
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Net investment income .....................        1,129         1,044         (180)      (19,795)      (4,564)      (320)
                                                 -----------   -----------   ----------   -----------   ----------    --------

  Proceeds from mutual funds shares sold ......      681,651     1,151,119        2,278     4,151,313    1,169,499        857
  Cost of mutual fund shares sold .............     (765,395)   (1,133,731)      (2,175)   (3,011,156)    (805,309)      (910)
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Realized gain (loss) on investments .......      (83,744)       17,388          103     1,140,157      364,190        (53)
  Change in unrealized gain (loss)
    on investments ............................      (47,112)      (10,091)      20,123    (2,573,172)     635,010     97,938
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Net gain (loss) on investments ............     (130,856)        7,297       20,226    (1,433,015)     999,200     97,885
                                                 -----------   -----------   ----------   -----------   ----------    --------
  Reinvested capital gains ....................      148,730         7,690           --       176,333           --         --
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    19,003        16,031       20,046    (1,276,477)     994,636     97,565
                                                 ===========   ===========   ==========   ===========   ==========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                 OPPCAPAPVA                                 OPPGLSECVA
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       4,074            122           --            --            --           --
  Mortality and expense risk charges (note 3) .        (13,319)        (2,821)        (101)          (10)           --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................         (9,245)        (2,699)        (101)          (10)           --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,423,436        882,266       28,812        54,893            --           --
  Cost of mutual fund shares sold .............     (1,141,602)      (781,544)     (30,635)      (53,442)           --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......        281,834        100,722       (1,823)        1,451            --           --
  Change in unrealized gain (loss)
    on investments ............................       (708,289)       463,855       20,506            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............       (426,455)       564,577       18,683         1,451            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................        217,412          1,339           --            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (218,288)       563,217       18,582         1,441            --           --
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                               OPPMGRINVA                                    STOPP2
                                                 --------------------------------------  ------------------------------------------
                                                     2000           1999         1998          2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        1,596         4,341          --   $          --             --           --
  Mortality and expense risk charges (note 3) .       (1,944)       (3,022)       (157)           (116)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................         (348)        1,319        (157)           (116)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......    1,107,292     1,763,439         906          16,007             --           --
  Cost of mutual fund shares sold .............   (1,096,656)   (1,623,537)       (797)        (15,716)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       10,636       139,902         109             291             --           --
  Change in unrealized gain (loss)
    on investments ............................      (71,433)        4,768      25,619          19,842             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............      (60,797)      144,670      25,728          20,133             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................       21,075         7,313          --              --             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      (40,070)      153,302      25,571   $      20,017             --           --
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                 MSUEMMKT                                  MSUUSREALE
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       63,959         7,684       10,770         37,722         7,347          --
  Mortality and expense risk charges (note 3) .       (1,726)         (556)         (72)        (1,543)         (997)         (2)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................       62,233         7,128       10,698         36,179         6,350          (2)
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......      161,478       740,841        3,311      1,179,509     1,051,015          33
  Cost of mutual fund shares sold .............     (161,836)     (711,991)      (3,263)    (1,132,388)   (1,068,159)        (30)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......         (358)       28,850           48         47,121       (17,144)          3
  Change in unrealized gain (loss)
    on investments ............................       (8,140)        2,243       (5,933)         3,466         4,238         508
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............       (8,498)       31,093       (5,885)        50,587       (12,906)        511
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --            --           --          2,075            --          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       53,735        38,221        4,813         88,841        (6,556)        509
                                                 ===========   ===========   ==========    ===========    ==========     =======

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  VEWWEMGMKT                               VEWWHRDAST
                                                 ------------------------------------------  ---------------------------------------
                                                     2000            1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $          --             --           --         3,614         1,327           --
  Mortality and expense risk charges (note 3) .         (2,671)        (1,393)        (102)       (1,785)         (701)         (68)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................         (2,671)        (1,393)        (102)        1,829           626          (68)
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......        457,872        502,179        2,077       233,800       357,028        1,076
  Cost of mutual fund shares sold .............       (378,925)      (416,510)      (1,987)     (214,257)     (333,858)      (1,070)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         78,947         85,669           90        19,543        23,170            6
  Change in unrealized gain (loss)
    on investments ............................       (460,323)       134,693       15,293        40,610        15,698       (2,039)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............       (381,376)       220,362       15,383        60,153        38,868       (2,033)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................             --             --           --            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (384,047)       218,969       15,281        61,982        39,494       (2,101)
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                WPTGLOPVC                               WPTINTEQ
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998         2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           --            --          --   $       1,599          3,563        1,012
  Mortality and expense risk charges (note 3) .       (3,804)       (1,176)       (154)         (1,529)        (1,380)        (180)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................       (3,804)       (1,176)       (154)             70          2,183          832
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      393,851       386,218       1,938         990,096        404,610        3,488
  Cost of mutual fund shares sold .............     (249,898)     (313,701)     (1,774)       (962,437)      (342,261)      (3,431)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......      143,953        72,517         164          27,659         62,349           57
  Change in unrealized gain (loss)
    on investments ............................     (515,432)      110,736      36,237        (201,518)       100,275       15,648
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Net gain (loss) on investments ..............     (371,479)      183,253      36,401        (173,859)       162,624       15,705
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................      139,296            --          --          38,448             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (235,987)      182,077      36,247   $    (135,341)       164,807       16,537
                                                 ===========    ==========     =======   =============   ============   ==========

                                                               WPTVALUE
                                                 ---------------------------------------
                                                     2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        2,560         3,241        2,979
  Mortality and expense risk charges (note 3) .       (1,098)       (1,366)        (289)
                                                 -----------   -----------   ----------
    Net investment income .....................        1,462         1,875        2,690
                                                 -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      692,426     1,052,934        5,560
  Cost of mutual fund shares sold .............     (752,247)     (971,396)      (5,306)
                                                 -----------   -----------   ----------
    Realized gain (loss) on investments .......      (59,821)       81,538          254
  Change in unrealized gain (loss)
    on investments ............................       46,205       (55,089)      34,931
                                                 -----------   -----------   ----------
  Net gain (loss) on investments ..............      (13,616)       26,449       35,185
                                                 -----------   -----------   ----------
  Reinvested capital gains ....................        2,349         5,836           --
                                                 -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       (9,805)       34,160       37,875
                                                 ===========   ===========   ==========


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                             TOTAL                                      ACVPINCGR
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $   4,079,746       1,079,598        144,148         12,671         (8,790)         1,873
  Realized gain (loss) on investments        5,197,176       4,631,477         23,635        234,771        104,507          2,177
  Change in unrealized gain (loss)
    on investments ...................     (26,383,622)      8,306,165      2,372,478     (1,155,812)       474,730         54,426
  Reinvested capital gains ...........       5,705,693       1,145,941         23,462             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (11,401,007)     15,163,181      2,563,723       (908,370)       570,447         58,476
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     132,241,166      87,966,089     24,823,406      4,140,185      3,408,223        375,552
  Transfers between funds ............              --              --             --     (2,198,926)     1,403,101         33,816
  Surrenders .........................      (1,238,449)     (5,053,930)            --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................         (20,405)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (4,386,200)     (2,792,788)      (487,870)      (124,278)       (59,929)        (8,540)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........     126,596,112      80,119,371     24,335,536      1,816,981      4,751,395        400,828
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     115,195,105      95,282,552     26,899,259        908,611      5,321,842        459,304
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     122,181,811      26,899,259             --      5,781,146        459,304             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 237,376,916     122,181,811     26,899,259      6,689,757      5,781,146        459,304
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       9,922,749       2,606,238             --        475,870         42,170             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................      14,039,366      11,915,557      3,053,305        386,817        438,644         43,063
  Units redeemed .....................      (3,780,545)     (4,599,046)      (447,067)      (253,402)        (4,944)          (893)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................      20,181,570       9,922,749      2,606,238        609,285        475,870         42,170
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         ACVPINT
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       (13,605)        (6,057)         (196)
  Realized gain (loss) on investments        640,901        257,430            --
  Change in unrealized gain (loss)
    on investments ...................    (1,710,454)       933,102        30,775
  Reinvested capital gains ...........        70,841             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (1,012,317)     1,184,475        30,579
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,810,291      1,786,884       232,301
  Transfers between funds ............     4,428,082         31,974        48,928
  Surrenders .........................        (9,258)            --            --
  Policy loans (net of repayments)
    (note 4) .........................          (198)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (138,446)       (76,149)       (5,673)
                                         -----------    -----------    ----------
      Net equity transactions ........     7,090,471      1,742,709       275,556
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     6,078,154      2,927,184       306,135
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,233,319        306,135            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,311,473      3,233,319       306,135
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       202,543         31,340            --
                                         -----------    -----------    ----------
  Units purchased ....................       511,100        182,583        31,982
  Units redeemed .....................        (9,804)       (11,380)         (642)
                                         -----------    -----------    ----------
  Ending units .......................       703,839        202,543        31,340
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            ACVPVALUE                                     DRYSRGR
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (2,134)            492            (77)           904           (435)             8
  Realized gain (loss) on investments           43,606         (28,449)            74         19,776          6,188             43
  Change in unrealized gain (loss)
    on investments ...................         155,813          (1,755)         5,204        (49,091)         9,379            836
  Reinvested capital gains ...........           1,532          13,940             --             --          3,622            287
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         198,817         (15,772)         5,201        (28,411)        18,754          1,174
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         303,885         135,463         77,512        718,829        243,046          4,085
  Transfers between funds ............         313,895         108,543         14,883       (476,991)      (154,045)         3,639
  Surrenders .........................              --              --             --         (8,289)            --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (29,767)         (8,529)        (1,490)       (14,034)        (7,180)          (628)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         588,013         235,477         90,905        219,515         81,821          7,096
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         786,830         219,705         96,106        191,104        100,575          8,270
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         315,811          96,106             --        108,845          8,270             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   1,102,641         315,811         96,106        299,949        108,845          8,270
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          34,114          10,252             --          7,538            742             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          70,871          24,748         10,415         51,288         20,333            806
  Units redeemed .....................          (3,766)           (886)          (163)       (35,384)       (13,537)           (64)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         101,219          34,114         10,252         23,442          7,538            742
                                         =============    ============    ===========    ===========    ===========    ===========

                                                          DRYSTKIX
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       245,817        177,689        12,117
  Realized gain (loss) on investments      1,749,133        900,688         6,468
  Change in unrealized gain (loss)
    on investments ...................    (7,755,974)     2,590,489       901,380
  Reinvested capital gains ...........       746,066        210,845         4,384
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,014,958)     3,879,711       924,349
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    19,661,716     12,869,361     1,344,322
  Transfers between funds ............     1,901,094      9,841,358     3,839,399
  Surrenders .........................      (262,906)            --            --
  Policy loans (net of repayments)
    (note 4) .........................        (8,459)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................    (1,029,884)      (718,132)      (65,383)
                                         -----------    -----------    ----------
      Net equity transactions ........    20,261,561     21,992,587     5,118,338
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    15,246,603     25,872,298     6,042,687
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    31,914,985      6,042,687            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................    47,161,588     31,914,985     6,042,687
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................     2,442,329        547,841            --
                                         -----------    -----------    ----------
  Units purchased ....................     1,881,991      1,996,124       550,968
  Units redeemed .....................      (328,925)      (101,636)       (3,127)
                                         -----------    -----------    ----------
  Ending units .......................     3,995,395      2,442,329       547,841
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                          DRYEUROEQ                                       DRYVAPP
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $        (612)            567             --         11,229          3,297          1,256
  Realized gain (loss) on investments           (3,068)             --             --         66,637         80,700          2,454
  Change in unrealized gain (loss)
    on investments ...................          (6,581)          6,597             --       (116,656)        28,294         24,110
  Reinvested capital gains ...........             146           2,828             --         34,968          5,329             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (10,115)          9,992             --         (3,822)       117,620         27,820
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ....................         284,003          13,600             --      1,736,640        968,279        254,590
  Transfers between funds ............        (563,980)        271,115             --         88,850        146,912         26,358
  Surrenders .........................              --              --             --        (71,779)            --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (3,783)             --             --        (72,732)       (65,802)        (8,026)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........        (283,760)        284,715             --      1,680,979      1,049,389        272,922
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        (293,875)        294,707             --      1,677,157      1,167,009        300,742
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         294,707              --             --      1,467,751        300,742             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $         832         294,707             --      3,144,908      1,467,751        300,742
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          22,815              --             --        119,919         27,277             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          21,388          22,815             --        151,588        101,540         28,083
  Units redeemed .....................         (44,137)             --             --        (11,843)        (8,898)          (806)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................              66          22,815             --        259,664        119,919         27,277
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         FEDQUALBD2
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............          (488)            --            --
  Realized gain (loss) on investments         19,993             --            --
  Change in unrealized gain (loss)
    on investments ...................         8,318             --            --
  Reinvested capital gains ...........            --             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        27,823             --            --
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ....................        75,601             --            --
  Transfers between funds ............       156,882             --            --
  Surrenders .........................            --             --            --
  Policy loans (net of repayments)
    (note 4) .........................          (694)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (5,526)            --            --
                                         -----------    -----------    ----------
      Net equity transactions ........       226,263             --            --
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       254,086             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       254,086             --            --
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                         -----------    -----------    ----------
  Units purchased ....................        24,109             --            --
  Units redeemed .....................          (644)            --            --
                                         -----------    -----------    ----------
  Ending units .......................        23,465             --            --
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           FIDVEQINS                                      FIDVGRS
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       2,409          (1,013)            (7)       (48,397)       (16,652)          (835)
  Realized gain (loss) on investments          (24,309)        (23,948)            22        358,414        539,940            754
  Change in unrealized gain (loss)
    on investments ...................         109,215          43,792            853     (4,688,043)     1,464,627        178,559
  Reinvested capital gains ...........          42,410             327             --      1,140,977        181,621             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         129,725          19,158            868     (3,237,049)     2,169,536        178,478
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,133,004          44,304          3,459      6,442,323      4,819,460        877,191
  Transfers between funds ............        (426,185)      1,641,238          5,196     11,075,631      1,504,855        536,214
  Surrenders .........................              --              --             --         (9,065)            --             --
  Policy loans (net of repayments)
    (note 4) .........................          (1,779)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (1,801)        (10,618)          (369)      (323,569)      (127,696)       (15,006)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         703,239       1,674,924          8,286     17,185,320      6,196,619      1,398,399
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         832,964       1,694,082          9,154     13,948,271      8,366,155      1,576,877
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       1,703,236           9,154             --      9,943,032      1,576,877             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   2,536,200       1,703,236          9,154     23,891,303      9,943,032      1,576,877
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         162,451             924             --        653,283        130,876             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         104,651         165,058            960      1,165,397        532,003        132,340
  Units redeemed .....................         (42,862)         (3,531)           (36)       (21,742)        (9,596)        (1,464)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         224,240         162,451            924      1,796,938        653,283        130,876
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         FIDHIINS
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       120,544         87,838          (736)
  Realized gain (loss) on investments       (182,392)        26,225           855
  Change in unrealized gain (loss)
    on investments ...................      (504,686)       (19,736)       56,789
  Reinvested capital gains ...........            --          3,601            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (566,534)        97,928        56,908
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,202,268      2,599,667       797,529
  Transfers between funds ............       198,051     (2,163,505)      126,690
  Surrenders .........................      (104,157)            --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (71,853)      (156,897)      (23,488)
                                         -----------    -----------    ----------
      Net equity transactions ........     1,224,309        279,265       900,731
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       657,775        377,193       957,639
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,334,832        957,639            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,992,607      1,334,832       957,639
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       137,733        106,365            --
                                         -----------    -----------    ----------
  Units purchased ....................       150,826        276,504       109,070
  Units redeemed .....................       (21,818)      (245,136)       (2,705)
                                         -----------    -----------    ----------
  Ending units .......................       266,741        137,733       106,365
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            FidVovses                                     FidConS
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       9,386           7,310           (415)        (7,056)        (3,846)          (860)
  Realized gain (loss) on
    investments.......................        (157,267)        140,511          4,198         98,442        404,840          1,802
  Change in unrealized gain (loss)
    on investments ...................        (744,961)        194,669         48,798     (1,030,099)       221,798        205,114
  Reinvested capital gains ...........         144,214          17,288             --        500,421         49,679             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (748,628)        359,778         52,581       (438,292)       672,471        206,056
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       2,032,035         359,166        322,715      2,944,364      1,834,169      1,010,459
  Transfers between funds ............         758,545         586,388        302,240         71,174       (277,061)        83,425
  Surrenders .........................         (99,050)       (346,670)            --        (46,229)            --             --
  Policy loans (net of repayments)
    (note 4) .........................            (195)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (120,738)        (34,454)        (9,108)      (203,190)      (134,004)       (29,838)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       2,570,597         564,430        615,847      2,766,119      1,423,104      1,064,046
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................       1,821,969         924,208        668,428      2,327,827      2,095,575      1,270,102
Contract owners' equity beginning
  of period ..........................       1,592,636         668,428             --      3,365,677      1,270,102             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $   3,414,605       1,592,636        668,428      5,693,504      3,365,677      1,270,102
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         118,048          70,301             --        240,062        112,018             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         214,654          82,848         71,351        233,325        153,790        115,162
  Units redeemed .....................         (18,408)        (35,101)        (1,050)       (36,321)       (25,746)        (3,144)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         314,294         118,048         70,301        437,066        240,062        112,018
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         FidVGrOpS
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        21,824         (1,464)         (220)
  Realized gain (loss) on
    investments.......................      (224,347)        60,585            18
  Change in unrealized gain (loss)
    on investments ...................      (404,871)        18,884        41,781
  Reinvested capital gains ...........       164,127          7,581            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (443,267)        85,586        41,579
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,645,711      1,137,493        39,353
  Transfers between funds ............    (1,294,120)     1,413,659       315,460
  Surrenders .........................       (82,502)      (480,497)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (73,146)       (71,145)       (3,286)
                                         -----------    -----------    ----------
      Net equity transactions ........       195,943      1,999,510       351,527
                                         -----------    -----------    ----------

Net change in contract
  owners' equity .....................      (247,324)     2,085,096       393,106
Contract owners' equity beginning
  of period ..........................     2,478,202        393,106            --
                                         -----------    -----------    ----------
Contract owners' equity end
  of period ..........................     2,230,878      2,478,202       393,106
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       212,333         34,950            --
                                         -----------    -----------    ----------
  Units purchased ....................       147,935        224,133        35,272
  Units redeemed .....................      (128,562)       (46,750)         (322)
                                         -----------    -----------    ----------
  Ending units .......................       231,706        212,333        34,950
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           JanAGitchs                                    JanAintgrs
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       6,289              --             --         10,881             --             --
  Realized gain (loss) on
    investments.......................          (7,707)             --             --           (591)            --             --
  Change in unrealized gain (loss)
    on investments ...................        (218,823)             --             --        (61,639)            --             --
  Reinvested capital gains ...........              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (220,241)             --             --        (51,349)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         246,971              --             --          2,091             --             --
  Transfers between funds ............       1,204,252              --             --        501,185             --             --
  Surrenders .........................              --              --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (8,328)             --             --         (6,979)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       1,442,895              --             --        496,297             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................       1,222,654              --             --        444,948             --             --
Contract owners' equity beginning
  of period ..........................              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $   1,222,654              --             --        444,948             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         187,322              --             --         54,388             --             --
  Units redeemed .....................            (889)             --             --           (463)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         186,433              --             --         53,925             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

                                                        NSATBalJPM
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        25,395         20,654           540
  Realized gain (loss) on
    investments.......................       (35,177)            86           522
  Change in unrealized gain (loss)
    on investments ...................        (6,347)       (38,013)          868
  Reinvested capital gains ...........            --            106           221
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (16,129)       (17,167)        2,151
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       450,475        440,636        64,453
  Transfers between funds ............       184,616        372,074        16,856
  Surrenders .........................            --        (92,593)           --
  Policy loans (net of repayments)
    (note 4) .........................        (2,947)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (36,186)       (33,872)       (2,533)
                                         -----------    -----------    ----------
      Net equity transactions ........       595,958        686,245        78,776
                                         -----------    -----------    ----------

Net change in contract
  owners' equity .....................       579,829        669,078        80,927
Contract owners' equity beginning
  of period ..........................       750,005         80,927            --
                                         -----------    -----------    ----------
Contract owners' equity end
  of period ..........................     1,329,834        750,005        80,927
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        74,582          8,085            --
                                         -----------    -----------    ----------
  Units purchased ....................        62,518         79,258         8,344
  Units redeemed .....................        (3,863)       (12,761)         (259)
                                         -----------    -----------    ----------
  Ending units .......................       133,237         74,582         8,085
                                         ===========    ===========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            NSATCAPAP                                     NSATEQFED
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (5,700)          5,555            556          1,303           (145)            --
  Realized gain (loss) on investments         (217,527)         44,667          3,199          3,655          8,203             --
  Change in unrealized gain (loss)
    on investments ...................      (1,010,651)       (170,272)        32,468        (35,292)         4,363             --
  Reinvested capital gains ...........         475,343         154,726         11,909             --             44             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (758,535)         34,676         48,132        (30,334)        12,465             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,268,494       1,295,042        469,254        112,115         45,293             --
  Transfers between funds ............        (387,326)        388,125        (26,553)       124,438          2,148             --
  Surrenders .........................          (9,300)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (79,184)        (79,717)       (19,108)        (7,891)        (6,008)            --
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         792,684       1,603,450        423,593        228,662         41,433             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................          34,149       1,638,126        471,725        198,328         53,898             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       2,109,851         471,725             --         53,898             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   2,144,000       2,109,851        471,725        252,226         53,898             --
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         181,521          42,152             --          4,316             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         113,742         149,909         44,090         19,001          4,836             --
  Units redeemed .....................         (43,184)        (10,540)        (1,938)          (629)          (520)            --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         252,079         181,521         42,152         22,688          4,316             --
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATGLOB50
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............         2,926           (875)            2
  Realized gain (loss) on investments         42,076           (625)            6
  Change in unrealized gain (loss)
    on investments ...................      (228,343)        72,567           365
  Reinvested capital gains ...........        34,720         34,111            17
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (148,621)       105,178           390
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       548,485        394,087           259
  Transfers between funds ............      (418,332)       626,801         1,883
  Surrenders .........................       (37,880)            --            --
  Policy loans (net of repayments)
    (note 4) .........................          (396)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (26,405)       (17,581)          (52)
                                         -----------    -----------    ----------
      Net equity transactions ........        65,472      1,003,307         2,090
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       (83,149)     1,108,485         2,480
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,110,965          2,480            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,027,816      1,110,965         2,480
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        87,461            239            --
                                         -----------    -----------    ----------
  Units purchased ....................        39,050         88,633           242
  Units redeemed .....................       (33,857)        (1,411)           (3)
                                         -----------    -----------    ----------
  Ending units .......................        92,654         87,461           239
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATGVTBD                                     NSATHIIFED
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $     929,469         295,691          7,319        132,192         20,730          1,703
  Realized gain (loss) on investments          (15,272)       (190,809)             3        (17,217)       (11,374)           692
  Change in unrealized gain (loss)
    on investments ...................         992,971        (231,270)        (8,745)      (218,826)        (6,600)         2,935
  Reinvested capital gains ...........              --          14,887          2,401             --            114             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       1,907,168        (111,501)           978       (103,851)         2,870          5,330
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       3,666,367       4,044,848        314,799        160,356        192,247        138,276
  Transfers between funds ............      (4,706,578)     10,618,629        195,168      1,251,681       (153,800)         3,992
  Surrenders .........................              --         (90,452)            --           (796)            --             --
  Policy loans (net of repayments)
    (note 4) .........................          (1,400)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (305,778)       (157,585)        (6,117)       (59,557)       (14,343)        (2,423)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........      (1,347,389)     14,415,440        503,850      1,351,684         24,104        139,845
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         559,779      14,303,939        504,828      1,247,833         26,974        145,175
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      14,808,767         504,828             --        172,149        145,175             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  15,368,546      14,808,767        504,828      1,419,982        172,149        145,175
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       1,460,462          47,339             --         16,667         14,446             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         352,376       1,438,603         47,891        139,868         23,188         14,685
  Units redeemed .....................        (472,729)        (25,480)          (552)        (6,053)       (20,967)          (239)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................       1,340,109       1,460,462         47,339        150,482         16,667         14,446
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATMCPSTR
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        (4,706)          (609)           --
  Realized gain (loss) on investments        106,639         35,908            --
  Change in unrealized gain (loss)
    on investments ...................      (405,858)       108,153            --
  Reinvested capital gains ...........        43,306         47,618            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (260,619)       191,070            --
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       755,202        100,649            --
  Transfers between funds ............      (229,525)       647,351            --
  Surrenders .........................            --             --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (38,015)        (6,617)           --
                                         -----------    -----------    ----------
      Net equity transactions ........       487,662        741,383            --
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       227,043        932,453            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       932,453             --            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,159,496        932,453            --
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        48,159             --            --
                                         -----------    -----------    ----------
  Units purchased ....................        37,312         48,604            --
  Units redeemed .....................       (14,420)          (445)           --
                                         -----------    -----------    ----------
  Ending units .......................        71,051         48,159            --
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATMCIXDR                                    NSATMMKT
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       2,997             199              1      2,417,124        478,608        106,712
  Realized gain (loss) on investments           79,037             234              7             --             --             --
  Change in unrealized gain (loss)
    on investments ...................          13,660          (7,207)           390             --             --             --
  Reinvested capital gains ...........          44,858          36,162             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         140,552          29,388            398      2,417,124        478,608        106,712
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         887,762          22,145            314     66,179,905     42,289,121     14,686,986
  Transfers between funds ............        (427,273)        534,281          1,884    (19,387,312)   (30,435,129)    (7,412,730)
  Surrenders .........................              --              --             --       (135,050)      (229,248)            --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --           (898)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,193)             --            (52)      (786,574)      (526,025)      (200,727)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         443,296         556,426          2,146     45,870,071     11,098,719      7,073,529
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         583,848         585,814          2,544     48,287,195     11,577,327      7,180,241
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         588,358           2,544             --     18,757,568      7,180,241             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   1,172,206         588,358          2,544     67,044,763     18,757,568      7,180,241
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          49,740             259             --      1,748,236        695,771             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          68,704          49,491            263      6,001,646      4,379,848      1,115,513
  Units redeemed .....................         (32,083)            (10)            (4)    (1,845,000)    (3,327,383)      (419,742)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................          86,361          49,740            259      5,904,882      1,748,236        695,771
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATMBDMAS
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       172,808         23,421         3,598
  Realized gain (loss) on investments          2,225        (14,631)           36
  Change in unrealized gain (loss)
    on investments ...................       (19,870)        (3,411)          646
  Reinvested capital gains ...........            --             --           233
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       155,163          5,379         4,513
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,256,963        357,691       291,490
  Transfers between funds ............     1,599,789       (234,720)       33,681
  Surrenders .........................          (798)            --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (104,018)       (19,579)       (3,898)
                                         -----------    -----------    ----------
      Net equity transactions ........     2,751,936        103,392       321,273
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,907,099        108,771       325,786
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       434,557        325,786            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     3,341,656        434,557       325,786
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        42,991         32,607            --
                                         -----------    -----------    ----------
  Units purchased ....................       281,350         42,937        33,004
  Units redeemed .....................       (10,210)       (32,553)         (397)
                                         -----------    -----------    ----------
  Ending units .......................       314,131         42,991        32,607
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATSMCAPG                                   NSATSMCAPV
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (3,530)            (71)            --         (5,039)        (4,239)          (251)
  Realized gain (loss) on investments         (134,095)            493             --         72,011        214,831            132
  Change in unrealized gain (loss)
    on investments ...................        (490,390)      1,002,866             --       (403,496)       (51,260)        48,137
  Reinvested capital gains ...........          49,089         100,381             --        429,516         85,300             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (578,926)      1,103,669             --         92,992        244,632         48,018
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         264,598       1,027,328             --        989,194        228,233         53,437
  Transfers between funds ............          37,403         518,641             --      1,251,889        334,145        488,017
  Surrenders .........................              --              --             --             --     (1,189,906)            --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (20,358)             --             --        (51,374)       (27,322)        (1,592)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         281,643       1,545,969             --      2,189,709       (654,850)       539,862
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        (297,283)      2,649,638             --      2,282,701       (410,218)       587,880
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       2,649,638              --             --        177,662        587,880             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   2,352,355       2,649,638             --      2,460,363        177,662        587,880
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         129,320              --             --         16,261         68,511             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................           8,836         129,320             --        191,312         70,894         68,708
  Units redeemed .....................          (1,037)             --             --         (4,255)      (123,144)          (197)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         137,119         129,320             --        203,318         16,261         68,511
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATSMCO
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       (18,528)        (4,937)         (266)
  Realized gain (loss) on investments        708,092        134,149            79
  Change in unrealized gain (loss)
    on investments ...................    (1,265,645)       455,234        45,235
  Reinvested capital gains ...........       966,316        101,040            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       390,235        685,486        45,048
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,446,895      1,277,119       415,058
  Transfers between funds ............     1,571,807        295,719        12,398
  Surrenders .........................       (22,298)            --            --
  Policy loans (net of repayments)
    (note 4) .........................        (1,261)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (162,982)       (82,718)      (14,608)
                                         -----------    -----------    ----------
      Net equity transactions ........     2,832,161      1,490,120       412,848
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,222,396      2,175,606       457,896
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,633,502        457,896            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     5,855,898      2,633,502       457,896
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       202,708         50,558            --
                                         -----------    -----------    ----------
  Units purchased ....................       226,654        168,502        52,384
  Units redeemed .....................       (13,796)       (16,352)       (1,826)
                                         -----------    -----------    ----------
  Ending units .......................       415,566        202,708        50,558
                                         ===========    ===========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATSTRVAL                                   NSATTOTRTN
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $          67           1,730            463            603           (186)           184
  Realized gain (loss) on investments           (2,030)         36,530             62          3,500         18,721             45
  Change in unrealized gain (loss)
    on investments ...................         (14,011)        (27,585)        41,599        (74,582)        (8,571)         5,900
  Reinvested capital gains ...........              --          14,264             --         70,683          5,178          4,010
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (15,974)         24,939         42,124            204         15,142         10,139
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         252,470         155,038        158,330        275,094        116,583         79,186
  Transfers between funds ............        (830,111)        246,688         87,690       (215,050)       (87,234)        15,559
  Surrenders .........................         (96,589)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (10,223)         (9,632)        (4,477)        (9,158)        (5,554)        (1,494)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........        (684,453)        392,094        241,543         50,886         23,795         93,251
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        (700,427)        417,033        283,667         51,090         38,937        103,390
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         700,700         283,667             --        142,327        103,390             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $         273         700,700        283,667        193,417        142,327        103,390
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          79,877          31,219             --         13,172         10,192             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          29,153          49,737         31,792         25,978         10,962         10,351
  Units redeemed .....................        (109,001)         (1,079)          (573)       (20,789)        (7,982)          (159)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................              29          79,877         31,219         18,361         13,172         10,192
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NBAMTGUARD
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............         2,096            518          (837)
  Realized gain (loss) on investments         24,765        320,371           613
  Change in unrealized gain (loss)
    on investments ...................       (34,217)      (123,751)      163,218
  Reinvested capital gains ...........            --             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (7,356)       197,138       162,994
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       561,910        892,142       795,893
  Transfers between funds ............      (126,276)    (1,082,753)      253,300
  Surrenders .........................            --       (329,847)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (18,247)       (50,939)      (13,527)
                                         -----------    -----------    ----------
      Net equity transactions ........       417,387       (571,397)    1,035,666
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       410,031       (374,259)    1,198,660
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       824,401      1,198,660            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,234,432        824,401     1,198,660
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        76,442        128,350            --
                                         -----------    -----------    ----------
  Units purchased ....................        68,206        107,495       130,027
  Units redeemed .....................       (31,221)      (159,403)       (1,677)
                                         -----------    -----------    ----------
  Ending units .......................       113,427         76,442       128,350
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NBAMTMCAPG                                    NBAMTPART
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (6,306)         (6,075)          (620)         1,129          1,044           (180)
  Realized gain (loss) on investments          336,833         606,355            416        (83,744)        17,388            103
  Change in unrealized gain (loss)
    on investments ...................        (533,085)        (40,284)       232,006        (47,112)       (10,091)        20,123
  Reinvested capital gains ...........             442          33,171             --        148,730          7,690             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (202,116)        593,167        231,802         19,003         16,031         20,046
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         932,931         744,249        440,392        744,591        775,015        200,749
  Transfers between funds ............         330,845        (501,434)       417,252        249,200         45,388         26,446
  Surrenders .........................              --      (1,114,722)            --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................          (1,517)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (48,953)        (53,045)        (8,273)       (45,832)       (39,833)        (4,731)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       1,213,306        (924,952)       849,371        947,959        780,570        222,464
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       1,011,190        (331,785)     1,081,173        966,962        796,601        242,510
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         749,388       1,081,173             --      1,039,111        242,510             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   1,760,578         749,388      1,081,173      2,006,073      1,039,111        242,510
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          43,280          95,708             --        104,066         25,973             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          69,724          62,434         96,619        100,878         83,251         25,973
  Units redeemed .....................          (2,689)       (114,862)          (911)        (4,642)        (5,158)            --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         110,315          43,280         95,708        200,302        104,066         25,973
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         OPPAGGGRVA
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       (19,795)        (4,564)         (320)
  Realized gain (loss) on investments      1,140,157        364,190           (53)
  Change in unrealized gain (loss)
    on investments ...................    (2,573,172)       635,010        97,938
  Reinvested capital gains ...........       176,333             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (1,276,477)       994,636        97,565
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,353,009        746,374       248,676
  Transfers between funds ............     2,147,166      2,078,986       174,349
  Surrenders .........................      (132,025)      (397,205)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (131,084)       (46,574)       (5,124)
                                         -----------    -----------    ----------
      Net equity transactions ........     4,237,066      2,381,581       417,901
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,960,589      3,376,217       515,466
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,891,683        515,466            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     6,852,272      3,891,683       515,466
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       222,462         53,218            --
                                         -----------    -----------    ----------
  Units purchased ....................       236,557        204,680        53,859
  Units redeemed .....................       (13,717)       (35,436)         (641)
                                         -----------    -----------    ----------
  Ending units .......................       445,302        222,462        53,218
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           OPPCAPAPVA                                    OPPGLSECVA
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (9,245)         (2,699)          (101)           (10)            --             --
  Realized gain (loss) on investments          281,834         100,722         (1,823)         1,451             --             --
  Change in unrealized gain (loss)
    on investments ...................        (708,289)        463,855         20,506             --             --             --
  Reinvested capital gains ...........         217,412           1,339             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (218,288)        563,217         18,582          1,441             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,642,904         723,294         86,295         58,456             --             --
  Transfers between funds ............       1,670,957       1,439,574         22,139        (59,702)            --             --
  Surrenders .........................          (8,754)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (77,100)        (25,735)        (1,833)          (195)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       3,228,007       2,137,133        106,601         (1,441)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       3,009,719       2,700,350        125,183             --             --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       2,825,533         125,183             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   5,835,252       2,825,533        125,183             --             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         196,059          11,744             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         218,275         186,549         11,931          6,011             --             --
  Units redeemed .....................          (6,608)         (2,234)          (187)        (6,011)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         407,726         196,059         11,744             --             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         OPPMGRINVA
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............          (348)         1,319          (157)
  Realized gain (loss) on investments         10,636        139,902           109
  Change in unrealized gain (loss)
    on investments ...................       (71,433)         4,768        25,619
  Reinvested capital gains ...........        21,075          7,313            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (40,070)       153,302        25,571
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       353,526        171,347       104,537
  Transfers between funds ............      (278,364)       733,953       149,203
  Surrenders .........................            --       (782,790)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (18,817)       (24,094)       (2,412)
                                         -----------    -----------    ----------
      Net equity transactions ........        56,345         98,416       251,328
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        16,275        251,718       276,899
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       528,617        276,899            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       544,892        528,617       276,899
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        48,784         30,977            --
                                         -----------    -----------    ----------
  Units purchased ....................        33,660         97,563        31,273
  Units redeemed .....................       (27,101)       (79,756)         (296)
                                         -----------    -----------    ----------
  Ending units .......................        55,343         48,784        30,977
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                               STOPP2                                 MSUEMMKT
                                               ---------------------------------    ----------------------------------------
                                                   2000         1999       1998         2000           1999          1998
INVESTMENT ACTIVITY:
       Net investment income ..............    $     (116)         --         --        62,233          7,128         10,698
       Realized gain (loss) on investments            291          --         --          (358)        28,850             48
       Change in unrealized gain (loss)
         on investments ...................        19,842          --         --        (8,140)         2,243         (5,933)
       Reinvested capital gains ...........            --          --         --            --             --             --
                                               ----------     -------    -------    ----------     ----------     ----------
         Net increase (decrease) in
           contract owners' equity
           resulting from operations ......        20,017          --         --        53,735         38,221          4,813
                                               ----------     -------    -------    ----------     ----------     ----------

     EQUITY TRANSACTIONS:
       Purchase payments received from
         contract owners ..................           463          --         --        38,054        116,046         76,358
       Transfers between funds ............       459,336          --         --       492,561      (176,939)         10,866
       Surrenders .........................            --          --         --        (9,397)            --             --
       Policy loans (net of repayments)
         (note 4) .........................            --          --         --          (661)            --             --
       Redemptions to pay cost of insurance
         charges and administration charges
         (notes 2b and 2c) ................             1          --         --       (15,493)        (6,107)        (1,302)
                                               ----------     -------    -------    ----------     ----------     ----------
           Net equity transactions ........       459,800          --         --       505,064        (67,000)        85,922
                                               ----------     -------    -------    ----------     ----------     ----------

     NET CHANGE IN CONTRACT
       OWNERS' EQUITY .....................       479,817          --         --       558,799        (28,779)        90,735
     CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ..........................            --          --         --        61,956         90,735             --
                                               ----------     -------    -------    ----------     ----------     ----------
     CONTRACT OWNERS' EQUITY END
       OF PERIOD ..........................    $  479,817          --         --       620,755         61,956         90,735
                                               ==========     =======    =======    ==========     ==========     ==========

     CHANGES IN UNITS:
       Beginning units ....................            --          --         --         7,107         13,412             --
                                               ----------     -------    -------    ----------     ----------     ----------
       Units purchased ....................        48,820          --         --        59,277         16,179         13,616
       Units redeemed .....................            --          --         --        (2,201)       (22,484)          (204)
                                               ----------     -------    -------    ----------     ----------     ----------
       Ending units .......................        48,820          --         --        64,183          7,107         13,412
                                               ==========     =======    =======    ==========     ==========     ==========

                                                                 MSUUSREALE
                                               ---------------------------------------
                                                  2000           1999           1998
INVESTMENT ACTIVITY:
       Net investment income ..............        36,179          6,350            (2)
       Realized gain (loss) on investments         47,121        (17,144)            3
       Change in unrealized gain (loss)
         on investments ...................         3,466          4,238           508
       Reinvested capital gains ...........         2,075             --            --
                                               ----------     ----------     ---------
         Net increase (decrease) in
           contract owners' equity
           resulting from operations ......        88,841         (6,556)          509
                                               ----------     ----------     ---------

     EQUITY TRANSACTIONS:
       Purchase payments received from
         contract owners ..................       336,645        365,673           311
       Transfers between funds ............      (424,841)        82,451        13,626
       Surrenders .........................            --             --            --
       Policy loans (net of repayments)
         (note 4) .........................            --             --            --
       Redemptions to pay cost of insurance
         charges and administration charges
         (notes 2b and 2c) ................       (12,251)       (16,453)          (53)
                                               ----------     ----------     ---------
           Net equity transactions ........      (100,447)       431,671        13,884
                                               ----------     ----------     ---------

     NET CHANGE IN CONTRACT
       OWNERS' EQUITY .....................       (11,606)       425,115        14,393
     CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ..........................       439,508         14,393            --
                                               ----------     ----------     ---------
     CONTRACT OWNERS' EQUITY END
       OF PERIOD ..........................       427,902        439,508        14,393
                                               ==========     ==========     =========

     CHANGES IN UNITS:
       Beginning units ....................        51,147          1,612            --
                                               ----------     ----------     ---------
       Units purchased ....................        34,558         50,673         1,616
       Units redeemed .....................       (46,664)        (1,138)           (4)
                                               ----------     ----------     ---------
       Ending units .......................        39,041         51,147         1,612
                                               ==========     ==========     =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           VEWwEmGMkT                                    VEWwHrdAst
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (2,671)         (1,393)          (102)         1,829            626            (68)
  Realized gain (loss) on investments           78,947          85,669             90         19,543         23,170              6
  Change in unrealized gain (loss)
    on investments ...................        (460,323)        134,693         15,293         40,610         15,698         (2,039)
  Reinvested capital gains ...........              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (384,047)        218,969         15,281         61,982         39,494         (2,101)
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         373,318         242,033         87,572         40,665         63,607         75,264
  Transfers between funds ............         486,123         (96,346)        32,251        106,822        135,707         10,866
  Surrenders .........................         (27,613)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,968)        (15,612)        (1,951)        (9,702)        (6,389)        (1,280)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         813,860         130,075        117,872        137,785        192,925         84,850
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................         429,813         349,044        133,153        199,767        232,419         82,749
Contract owners' equity beginning
  of period ..........................         482,197         133,153             --        315,168         82,749             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $     912,010         482,197        133,153        514,935        315,168         82,749
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          38,228          21,058             --         38,220         12,094             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          92,126          30,112         21,402         19,236         26,961         12,276
  Units redeemed .....................          (5,485)        (12,942)          (344)        (1,178)          (835)          (182)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         124,869          38,228         21,058         56,278         38,220         12,094
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         WPTGloPVC
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        (3,804)        (1,176)         (154)
  Realized gain (loss) on investments        143,953         72,517           164
  Change in unrealized gain (loss)
    on investments ...................      (515,432)       110,736        36,237
  Reinvested capital gains ...........       139,296             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (235,987)       182,077        36,247
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       409,565        237,003       162,740
  Transfers between funds ............       320,914         25,075        24,240
  Surrenders .........................       (27,660)            --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (25,127)       (14,132)       (3,441)
                                         -----------    -----------    ----------
      Net equity transactions ........       677,692        247,946       183,539
                                         -----------    -----------    ----------

Net change in contract
  owners' equity .....................       441,705        430,023       219,786
Contract owners' equity beginning
  of period ..........................       649,809        219,786            --
                                         -----------    -----------    ----------
Contract owners' equity end
  of period ..........................     1,091,514        649,809       219,786
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        44,018         24,245            --
                                         -----------    -----------    ----------
  Units purchased ....................        51,306         23,555        24,693
  Units redeemed .....................        (3,746)        (3,782)         (448)
                                         -----------    -----------    ----------
  Ending units .......................        91,578         44,018        24,245
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            WPTIntEq                                      WPTValue
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $          70           2,183            832          1,462          1,875          2,690
  Realized gain (loss) on investments.          27,659          62,349             57        (59,821)        81,538            254
  Change in unrealized gain (loss)
    on investments ...................        (201,518)        100,275         15,648         46,205        (55,089)        34,931
  Reinvested capital gains ...........          38,448              --             --          2,349          5,836             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (135,341)        164,807         16,537         (9,805)        34,160         37,875
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         233,964         289,591        160,067        266,873        394,540        373,642
  Transfers between funds ............        (184,082)       (230,513)        51,953       (348,214)      (481,400)        59,416
  Surrenders .........................         (37,054)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (9,815)        (15,580)        (3,326)       (12,667)       (21,207)       (12,701)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........           3,013          43,498        208,694        (94,008)      (108,067)       420,357
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................        (132,328)        208,305        225,231       (103,813)       (73,907)       458,232
Contract owners' equity beginning
  of period ..........................         433,536         225,231             --        384,325        458,232             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $     301,208         433,536        225,231        280,512        384,325        458,232
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          31,892          25,320             --         36,533         46,093             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          19,349          29,543         25,774         26,233         40,717         47,507
  Units redeemed .....................         (21,221)        (22,971)          (454)       (38,185)       (50,277)        (1,414)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................          30,020          31,892         25,320         24,581         36,533         46,093
                                         =============    ============    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2000, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:
            Portfolios of the American Century Variable Portfolios, Inc.
              (American Century VP);
              American Century VP - American Century VP Income & Growth
                (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)
            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
            Dreyfus Stock Index Fund (DryStkIx)
            Dreyfus IP - European Equity Portfolio (DryEuroEq)
            Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryVApp)
            Federated Insurance Series - Quality Bond Fund II (FedQualBd2) Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS) Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
              Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
            Portfolio of the Fidelity Variable Insurance Products Fund II
              (Fidelity VIP-II);
              Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
            Portfolio of the Fidelity Variable Insurance Products Fund III
              (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio - Service Class
                (FidVGrOpS)
            Funds of the Gartmore NSAT;
              Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
              Gartmore NSAT - Global Technology and Communications Fund
                (NSATGTecGM)
              Gartmore NSAT - International Growth Fund (NSATIntGGM)

            Portfolios of Janus Aspen Fund Series;
              Janus Aspen Series - Capital Appreciation Portfolio -
                Service Class (JanACapApS)
              Janus Aspen Series - Global Technology Portfolio - Service Class
                (JanAGlTchS)
              Janus Aspen Series - International Growth Portfolio -
                Service Class (JanAIntGrS)
              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqFED) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
                  (formerly Nationwide SAT - Strategic Growth Fund)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCapG) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer - Global Securities Fund/VA (OppGlSecVA) Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT Growth Focus Fund (NSATGFocTU)

              Portfolios of the Universal Institutional Funds, Inc.;
                Morgan Stanley Mid Cap Growth Portfolio (MSUMCapGr)
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                  Portfolio (MSUEmMkt) (formerly Morgan Stanley -
                  Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                  Portfolio (MSUUSRealE) (formerly Van Kampen LIT -
                  Morgan Stanley - Real Estate Securities Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

          At December 31, 2000, contract owners have invested in all of the above funds except for Gartmore NSAT Emerging Markets Fund, Gartmore NSAT Global Technology & Communications Fund, Gartmore NSAT International Growth Fund and Janus Aspen Series - Capital Appreciation Portfolio - Service Class, Morgan Stanley Mid Cap Growth Portfolio and Turner NSAT Growth Focus Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier corporate flexible premium contracts the current rate is .10% for all policy years.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED




(6)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the two years in the period ended December 31, 2000 and the period May 1, 1998 (commencement of operations) through December 31, 1998.

     The following is a summary for 2000:

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM):

       American Century VP -
         American Century VP Income and Growth ...........       379,953    $11.398555     $  4,330,915      0.35%       (10.97)%

       American Century VP -
         American Century VP International ...............       624,317     13.221985        8,254,710      0.29%       (17.16)%

       American Century VP -
         American Century VP Value .......................       101,219     10.893612        1,102,641      0.39%        17.67%

       The Dreyfus Socially Responsible
         Growth Fund, Inc. ...............................        23,442     12.795380          299,949      0.77%       (11.39)%

       Dreyfus Stock Index Fund ..........................     3,579,449     11.972080       42,853,450      0.39%        (9.64)%

       Dreyfus IP - European Equity Portfolio ............            66     12.608842              832      0.42%        (1.05)%

       Dreyfus VIF - Appreciation Portfolio ..............       259,664     12.111451        3,144,908      0.40%        (2.39)%

       Federated Insurance Series - Quality Bond II ......        23,465     10.828312          254,086      0.53%        10.01%

       Fidelity VIP -
         Equity-Income Portfolio - Service Class .........       224,240     11.310203        2,536,200      0.41%         7.87%

       Fidelity VIP - Growth Portfolio - Service Class ...     1,119,466     14.593603       16,337,042      0.34%       (11.42)%

       Fidelity VIP -
         High Income Portfolio - Service Class ...........       266,741      7.470194        1,992,607      0.51%       (22.92)%

       Fidelity VIP -
         Overseas Portfolio - Service Class ..............       314,294     10.864367        3,414,605      0.52%       (19.47)%

       Fidelity VIP-II -
         Contrafund Portfolio - Service Class ............       437,066     13.026647        5,693,504      0.46%        (7.09)%

       Fidelity VIP-III - Growth Opportunities Portfolio -
         Service Class ...................................       231,706      9.628054        2,230,878      0.40%       (17.51)%

       Janus Aspen Series -
         Global Technology Portfolio .....................       186,433      6.558143        1,222,654      0.20%***    (36.98)%***

       Janus Aspen Series -
         International Growth Portfolio ..................        34,488      8.243024          284,285      0.19%***    (18.87)%***

       Nationwide SAT - Balanced Fund ....................       133,237      9.980967        1,329,834      0.38%        (0.75)%

       Nationwide SAT - Capital Appreciation Fund ........       252,079      8.505270        2,144,000      0.47%       (26.82)%

       Nationwide SAT - Equity Income Fund ...............        22,688     11.117142          252,226      0.60%       (10.98)%

       Nationwide SAT - Nationwide Global 50 Fund ........        92,654     11.093053        1,027,816      0.37%       (12.67)%

       Nationwide SAT - Government Bond Fund .............       921,266     11.626380       10,710,989      0.34%        12.09%

       Nationwide SAT - High Income Bond Fund ............       150,482      9.436226        1,419,982      0.64%        (8.64)%

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Nationwide SAT - Mid Cap Growth Fund - Strong
         (formerly NSAT - Strategic Growth Fund) .........        71,051     16.319202        1,159,496      0.81%       (15.72)%

       Nationwide SAT - Mid Cap Index Fund ...............        86,361     13.573326        1,172,206      0.45%        14.75%

       Nationwide SAT - Money Market Fund ................     5,519,307     11.380873       62,814,532      0.39%         5.60%

       Nationwide SAT - Multi Sector Bond Fund ...........       305,925     10.635225        3,253,581      0.55%         5.23%

       Nationwide SAT - Small Cap Growth Fund ............        37,119     17.072794          633,725      0.57%       (16.50)%

       Nationwide SAT - Small Cap Growth Fund
         Initial funding by Depositor (see note 1a) ......       100,000     17.186295        1,718,630      0.00%       (16.50)%

       Nationwide SAT - Small Cap Value Fund .............       203,318     12.101060        2,460,363      0.38%        10.76%

       Nationwide SAT - Small Company Fund ...............       415,566     14.091380        5,855,898      0.46%         8.47%

       Nationwide SAT - Strategic Value Fund .............            29      9.402302              273      0.25%         7.18%

       Nationwide SAT - Total Return Fund ................        18,361     10.534111          193,417      0.54%        (2.51)%

       Neuberger & Berman AMT - Guardian Portfolio .......        70,872     10.768698          763,199      0.27%         0.73%

       Neuberger & Berman AMT -
         Mid Cap Growth Portfolio ........................       110,315     15.959556        1,760,578      0.50%        (7.83)%

       Neuberger & Berman AMT - Partners Portfolio .......       200,302     10.015242        2,006,073      0.39%         0.30%

       Oppenheimer Aggressive Growth Fund / VA ...........       315,802     15.659821        4,945,403      0.35%       (11.59)%

       Oppenheimer Capital Appreciation Fund / VA ........       260,790     14.945030        3,897,514      0.31%        (0.63)%

       Oppenheimer
         Main Street Growth & Income Fund / VA ...........        55,343      9.845729          544,892      0.36%        (9.14)%

       Strong Opportunity Fund II, Inc. ..................        48,820      9.828296          479,817      0.27%***     (2.22)%***

       The Universal Institutional Funds, Inc. -
         Emerging Markets Debt Portfolio
         (formerly Morgan Stanley -
         Emerging Markets Debt Portfolio) ................        64,183      9.671636          620,755      0.51%        10.94%

       The Universal Institutional Funds, Inc. -
         U.S. Real Estate Portfolio
         (formerly Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio) ...............        39,041     10.960329          427,902      1.27%***     15.00%***

       Van Eck WIT -
         Worldwide Emerging Markets Fund .................       124,869      7.303734          912,010      0.38%       (42.10)%

       Van Eck WIT - Worldwide Hard Assets Fund ..........        56,278      9.149843          514,935      0.43%        10.96%

       Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ...........        91,578     11.918959        1,091,514      0.44%       (19.26)%

       Warburg Pincus Trust -
         International Equity Portfolio ..................        30,020     10.033586          301,208      0.42%       (26.19)%

       Warburg Pincus Trust - Value Portfolio ............        24,581     11.411760          280,512      0.33%         8.48%

     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM) Reduced Fee Tier:

       American Century VP -
         American Century VP Income and Growth ...........       229,332     10.285709        2,358,842      0.27%       (10.70)%

       American Century VP -
         American Century VP International ...............        79,522     13.288939        1,056,763      0.30%       (16.91)%


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Dreyfus Stock Index Fund ..........................       415,946     10.357445        4,308,138      0.40%        (9.37)%

       Fidelity VIP - Growth Portfolio - Service Class ...       677,472     11.150661        7,554,261      0.36%       (11.16)%

       Janus Aspen Series -
         International Growth Portfolio ..................        19,437      8.265856          160,663      0.19%***    (18.63)%***

       Nationwide SAT - Government Bond Fund .............       418,843     11.120055        4,657,557      0.23%        12.43%

       Nationwide SAT - Money Market Fund ................       385,575     10.971228        4,230,231      0.33%         5.92%

       Nationwide SAT - Multi Sector Bond Fund ...........         8,206     10.733031           88,075      0.55%         5.55%

       Neuberger & Berman AMT - Guardian Portfolio .......        42,555     11.073505          471,233      0.29%         1.03%

       Oppenheimer Aggressive Growth Fund / VA ...........       129,500     14.724854        1,906,869      0.42%       (11.33)%

       Oppenheimer Capital Appreciation Fund / VA ........       146,936     13.187632        1,937,738      0.31%        (0.33)%
                                                               =========    ==========
                                                                                           $237,376,916
                                                                                           ============


     The following is a summary for 1999:

     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM):

       American Century VP -
         American Century VP Income and Growth ...........       233,365    $12.803106     $  2,987,797      0.27%        17.55%

       American Century VP -
         American Century VP International ...............       181,283     15.960157        2,893,305      0.34%        63.39%

       American Century VP -
         American Century VP Value .......................        34,114      9.257533          315,811      0.48%        (1.25)%

       The Dreyfus Socially Responsible
         Growth Fund, Inc. ...............................         7,538     14.439525          108,845      0.77%        29.56%

       Dreyfus Stock Index Fund ..........................     2,198,099     13.249543       29,123,807      0.42%        20.12%

       Dreyfus IP - European Equity Portfolio ............        22,815     12.917253          294,707      0.34%        11.01%

       Dreyfus VIF - Appreciation Portfolio ..............       119,919     12.239522        1,467,751      0.53%***    110.98%***

       Fidelity VIP -
         Equity-Income Portfolio - Service Class .........       162,451     10.484615        1,703,236      0.14%         5.83%

       Fidelity VIP - Growth Portfolio - Service Class ...       444,364     16.475102        7,320,942      0.32%        36.74%

       Fidelity VIP -
         High Income Portfolio - Service Class ...........       137,733      9.691447        1,334,832      0.74%         7.64%

       Fidelity VIP -
         Overseas Portfolio - Service Class ..............       118,048     13.491426        1,592,636      0.30%        41.89%

       Fidelity VIP-II -
         Contrafund Portfolio - Service Class ............       240,062     14.020034        3,365,677      0.46%        23.65%

       Fidelity VIP-III - Growth Opportunities Portfolio -
         Service Class ...................................       212,333     11.671298        2,478,202      0.37%         3.77%

       Morgan Stanley -
         Emerging Markets Debt Portfolio .................         7,107      8.717559           61,956      0.73%        28.86%

       Nationwide SAT - Balanced Fund ....................        74,582     10.056111          750,005      0.58%         0.47%

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Nationwide SAT - Capital Appreciation Fund ........       181,521     11.623180        2,109,851      0.45%         3.86%

       Nationwide SAT - Equity Income Fund ...............         4,316     12.487973           53,898      0.86%        18.02%

       Nationwide SAT - Nationwide Global 50 Fund ........        87,461     12.702408        1,110,965      0.29%        22.43%

       Nationwide SAT - Government Bond Fund .............       755,102     10.372218        7,832,083      0.22%        (2.74)%

       Nationwide SAT - High Income Bond Fund ............        16,667     10.328712          172,149      0.65%         2.78%

       Nationwide SAT - Mid Cap Index Fund ...............        49,740     11.828670          588,358      0.31%        20.44%

       Nationwide SAT - Money Market Fund ................     1,550,267     10.776865       16,707,018      0.32%         4.43%

       Nationwide SAT - Multi Sector Bond Fund ...........        41,704     10.106222          421,470      0.41%         1.15%

       Nationwide SAT - Small Cap Growth Fund ............        29,320     20.447188          599,512      0.28%       157.03%

       Nationwide SAT - Small Cap Growth Fund
         Initial funding by Depositor (see note 1a) ......       100,000     20.501257        2,050,126      0.00%       157.03%

       Nationwide SAT - Small Cap Value Fund .............        16,261     10.925665          177,662      0.28%        27.33%

       Nationwide SAT - Small Company Fund ...............       202,708     12.991606        2,633,502      0.32%        43.45%

       Nationwide SAT - Strategic Growth Fund ............        48,159     19.361969          932,453      0.13%        84.02%

       Nationwide SAT - Strategic Value Fund .............        79,877      8.772237          700,700      0.16%        (3.46)%

       Nationwide SAT - Total Return Fund ................        13,172     10.805244          142,327      0.36%         6.52%

       Neuberger & Berman AMT - Guardian Portfolio .......        49,845     10.690765          532,881      0.42%        14.47%

       Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio ........................        43,280     17.314889          749,388      0.66%        53.28%

       Neuberger & Berman AMT - Partners Portfolio .......       104,066      9.985118        1,039,111      0.51%         6.94%

       Oppenheimer Aggressive Growth Fund / VA ...........       178,401     17.712996        3,160,016      0.20%        82.87%

       Oppenheimer Capital Appreciation Fund / VA ........       127,994     15.039330        1,924,944      0.19%        41.09%

       Oppenheimer
         Main Street Growth & Income Fund / VA ...........        48,784     10.835877          528,617      0.75%        21.22%

       Van Eck WIT -
         Worldwide Emerging Markets Fund .................        38,228     12.613718          482,197      0.45%        99.48%

       Van Eck WIT - Worldwide Hard Assets Fund ..........        38,220      8.246159          315,168      0.35%        20.52%

       Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio ................        51,147      8.593033          439,508      0.44%        (3.76)%

       Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ...........        44,018     14.762349          649,809      0.27%        62.85%

       Warburg Pincus Trust -
         International Equity Portfolio ..................        31,892     13.593893          433,536      0.42%         5.82%

       Warburg Pincus Trust - Value ......................        36,533     10.519954          384,325      0.32%        52.82%

     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM) Reduced Fee Tier:

       American Century VP -
         American Century VP Income and Growth ...........       242,505     11.518727        2,793,349      0.41%***     20.18%***

       American Century VP -
         American Century VP International ...............        21,260     15.993145          340,014      0.50%***     79.60%***

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Dreyfus Stock Index Fund ..........................       244,230     11.428481        2,791,178      0.68%***     18.97%***

       Fidelity VIP - Growth Portfolio - Service Class ...       208,919     12.550748        2,622,090      0.52%***     33.88%***

       Nationwide SAT - Government Bond Fund .............       705,360      9.890955        6,976,684      0.31%***     (1.45)%***

       Nationwide SAT - Money Market Fund ................       197,969     10.357933        2,050,550      0.61%***      4.74%***

       Nationwide SAT - Multi Sector Bond Fund ...........         1,287     10.168791           13,087      0.95%***      2.24%***

       Neuberger & Berman AMT - Guardian Portfolio .......        26,597     10.960631          291,520      0.39%***     12.76%***

       Oppenheimer Aggressive Growth Fund / VA ...........        44,061     16.605768          731,667      0.59%***    160.13%***

       Oppenheimer Capital Appreciation Fund / VA ........        68,065     13.231306          900,589      0.27%***     42.91%***
                                                               =========    ==========
                                                                                           $122,181,811
                                                                                           ============


     The following is a summary for 1998:

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM):

       American Century VP -
         American Century VP Income and Growth ...........        42,170    $10.891732     $    459,304      0.22%***     13.30%***

       American Century VP -
         American Century VP International ...............        31,340      9.768200          306,135      0.19%***     (3.46)%***

       American Century VP -
         American Century VP Value .......................        10,252      9.374321           96,106      0.24%***     (9.33)%***

       The Dreyfus Socially Responsible
         Growth Fund, Inc. ...............................           742     11.144998            8,270      0.18%***     17.07%***

       Dreyfus Stock Index Fund ..........................       547,841     11.030001        6,042,687      0.21%***     15.36%***

       Dreyfus VIF - Appreciation Portfolio ..............        27,277     11.025485          300,742      0.17%***     15.28%***

       Fidelity VIP -
         Equity-Income Portfolio - Service Class .........           924      9.906965            9,154      0.23%***     (1.39)%***

       Fidelity VIP - Growth Portfolio - Service Class ...       130,876     12.048634        1,576,877      0.16%***     30.55%***

       Fidelity VIP -
         High Income Portfolio - Service Class ...........       106,365      9.003329          957,639      0.23%***    (14.86)%***

       Fidelity VIP -
         Overseas Portfolio - Service Class ..............        70,301      9.508092          668,428      0.19%***     (7.33)%***

       Fidelity VIP-II -
         Contrafund Portfolio - Service Class ............       112,018     11.338370        1,270,102      0.20%***     19.95%***

       Fidelity VIP-III - Growth Opportunities Portfolio -
         Service Class ...................................        34,950     11.247664          393,106      0.17%***     18.61%***

       Morgan Stanley -
         Emerging Markets Debt Portfolio .................        13,412      6.765184           90,735      0.24%***    (48.23)%***

       Nationwide SAT - Balanced Fund ....................         8,085     10.009481           80,927      0.14%***      0.13%***

       Nationwide SAT - Capital Appreciation Fund ........        42,152     11.191056          471,725      0.19%***     17.76%***

       Nationwide SAT - Nationwide Global 50 Fund ........           239     10.374941            2,480      0.36%***      5.59%***

       Nationwide SAT - Government Bond Fund .............        47,339     10.664112          504,828      0.18%***      9.90%***

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Nationwide SAT - High Income Bond Fund ............        14,446     10.049520          145,175      0.18%***      0.75%***

       Nationwide SAT - Mid Cap Index Fund ...............           259      9.821278            2,544      0.35%***     (2.67)%***

       Nationwide SAT - Money Market Fund ................       695,771     10.319833        7,180,241      0.42%***      4.75%***

       Nationwide SAT - Multi Sector Bond Fund ...........        32,607      9.991296          325,786      0.19%***     (0.13)%***

       Nationwide SAT - Small Cap Value Fund .............        68,511      8.580808          587,880      0.13%***    (21.15)%***

       Nationwide SAT - Small Company Fund ...............        50,558      9.056852          457,896      0.17%***    (14.06)%***

       Nationwide SAT - Strategic Value Fund .............        31,219      9.086371          283,667      0.25%***    (13.63)%***

       Nationwide SAT - Total Return Fund ................        10,192     10.144232          103,390      0.22%***      2.15%***

       Neuberger & Berman AMT - Guardian Portfolio .......       128,350      9.338993        1,198,660      0.21%***     (9.85)%***

       Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio ........................        95,708     11.296584        1,081,173      0.17%***     19.34%***

       Neuberger & Berman AMT - Partners Portfolio .......        25,973      9.337008          242,510      0.22%***     (9.88)%***

       Oppenheimer Aggressive Growth Fund / VA ...........        53,218      9.685930          515,466      0.19%***     (4.68)%***

       Oppenheimer Capital Appreciation Fund / VA ........        11,744     10.659314          125,183      0.24%***      9.82%***

       Oppenheimer
         Main Street Growth & Income Fund / VA ...........        30,977      8.938847          276,899      0.17%***    (15.82)%***

       Van Eck WIT -
         Worldwide Emerging Markets Fund .................        21,058      6.323175          133,153      0.23%***    (54.82)%***

       Van Eck WIT - Hard Assets Fund ....................        12,094      6.842178           82,749      0.25%***    (47.08)%***

       Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio ................         1,612      8.928571           14,393      0.04%***    (15.97)%***

       Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ...........        24,245      9.065227          219,786      0.21%***    (13.94)%***

       Warburg Pincus Trust - International Equity .......        25,320      8.895388          225,231      0.24%***     (0.88)%***

       Warburg Pincus Trust - Value Portfolio ............        46,093      9.941469          458,232      0.19%***    (16.47)%***
                                                               =========    ==========
                                                                                           $ 26,899,259
                                                                                           ============


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
    Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001




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